SOMMER BARNARD PC

One Indiana Square, Suite 3500

Indianapolis, Indiana 46204

Telephone: (317) 713-3500

Facsimile: (317) 713-3699

May 9, 2006

VIA EDGAR

United States Securities

    and Exchange Commission

Re:	Century Realty Trust (file no. 0-7716)

Ladies and Gentlemen:

On behalf of Century Realty Trust, we submit for filing a preliminary proxy statement relating to a proposed sale of substantially all of the Trust’s assets, the liquidation of the Trust, and the annual election of trustees.

The filing fee has been wired to the Commission’s account at Mellon Bank.

Please call or e-mail the undersigned at (317) 713-3468, or pmccool@sommerbarnard.com, with any questions or comments you may have.

Very truly yours,

/s/ Philip L. McCool